EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
22.	EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the Years Ended
	December 31,
	2014		2015		2016
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B
Earnings (Loss) per share - basic:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic	178,214	75,003	(10,783)	(4,313)	(125,531)	(44,104)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	57,826,485	24,336,650	60,834,236	24,336,650	69,269,099	24,336,650
Denominator used for basic earnings (loss) per share	57,826,485	24,336,650	60,834,236	24,336,650	69,269,099	24,336,650
Earnings (loss) per share - basic	3.08	3.08	(0.18)	(0.18)	(1.81)	(1.81)

Earnings (loss) per share - diluted:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share	177,993	75,224	(10,783)	(4,313)	(125,531)	(44,104)
Effect of convertible senior notes	11,032	-	-	-	-	-
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion	189,025	75,224	(10,783)	(4,313)	(125,531)	(44,104)
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	75,224	-	(4,313)	-	(44,104)	-
Net income (loss) attributable to ordinary shareholders	264,249	75,224	(15,096)	(4,313)	(125,531)	(44,104)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	57,826,486	24,336,650	60,834,236	24,336,650	69,269,099	24,336,650
Conversion of Class B to Class A ordinary shares	24,336,650	-	24,336,650	-	24,336,650	-
Employee stock options	6,106,284	1,912,500	-	-	-	-
Convertible senior notes	3,939,200	-	-	-	-	-
Denominator used for diluted earnings (loss) per share	92,208,620	26,249,150	85,170,866	24,336,650	93,605,749	24,336,650
Earnings (loss) per share -diluted	2.87	2.87	(0.18)	(0.18)	(1.81)	(1.81)

The repurchased but not retired ordinary shares are accounted as treasury stock which are not considered outstanding and excluded from the calculation of basic earnings (loss) per share since the date of repurchase.

Effects of convertible senior notes and options to purchase ordinary shares were not included in the calculation of diluted earnings (loss) per share for the year ended December 31, 2015 and 2016 because the impact of inclusion would be anti-dilutive.

In 2016, the number of securities that were not included in the calculation of diluted earnings (loss) per share because the impact of inclusion would be anti-dilutive were as follows: 5,763,088 employee stock options, 4,153,642 related to the Company’s December 2018 Notes, 2,790,860 related to the Company’s September 2022 Notes and 5,581,720 related to the Company’s November 2022 Notes. As of December 31, 2016, the conversion prices for the December 2018 Notes, the September 2022 Notes and the November 2022 Notes were US$19.62 per ADS, US$7.166 per ADS and US$7.166 per ADS, respectively, as of December 31, 2016. There is no cash conversion rate.